S000001130 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.76%	[1]	14.82%
Performance Inception Date			Sep. 29, 2017
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	6.96%	[1]	9.27%
Performance Inception Date			Sep. 29, 2017
Class N
Prospectus [Line Items]
Average Annual Return, Percent	2.25%	8.69%		[1]	10.21%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.21%)	6.86%		[1]	8.22%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	6.61%		[1]	7.81%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.54%	8.98%		[1]	10.50%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	9.07%	8.63%	[1]
Performance Inception Date			Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.